General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of general and administrative expenses [Abstract]
Schedule of Selling, General and Administrative Expenses

	Year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9	2 0 2 1
	NIS	NIS	NIS	US Dollars

Salaries and related expenses	15,992	16,185	13,557	5,141
Office maintenance	1,589	1,591	1,455	511
Professional fees	2,658	2,571	2,921	855
Vehicles	431	322	330	139
Depreciation and amortization	1,124	880	620	361
Bad and doubtful debts	(599)	(1,308)	847	(193)
Communication	109	82	75	35
Other	1,995	1,595	1,262	642
	23,299	21,918	21,067	7,491